Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The carrying amounts of goodwill at the beginning and end of the current and previous periods are set out below.

	(Restated- Note 3)	(Restated- Note 3)
	2020 $	2019 $

Balance – Beginning of period	355,667,004	145,101,212
Adjustments (note 4)	(5,732,207)	(6,220,477)
Business acquisitions (note 4)	1,674,764	216,786,269

Balance – End of period	351,609,561	355,667,004

Schedule of Carrying amount of goodwill
The carrying amount of goodwill attributed to each reporting unit was as follows:

	2020 $	2019 $

Florida	249,630,120	254,221,080
Northeast	3,569,801	3,569,801
Texas	90,921,837	90,788,320
Other	7,487,803	7,087,803

	351,609,561	355,667,004